PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 6 - PROPERTY AND EQUIPMENT

	December 31,
	2 0 1 2	2 0 1 1
	U.S. $ in thousands

Cost:
Office furniture and equipment	9	9
Computer software and electronic equipment	120	106
Laboratory equipment	437	361
Leasehold improvements	690	690
	1,256	1,166
Accumulated depreciation:
Office furniture and equipment	4	4
Computer software and electronic equipment	106	103
Laboratory equipment	306	252
Leasehold improvements	593	493
	1,009	852

Depreciated cost	247	314

Depreciation expenses for the year ended December 31, 2012 and December 31, 2011 were $157, and $153, respectively.